Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)
Leases [Line Items]
Lease terms	3 years
Monthly rent payment	$ 1,899	$ 1,886
Option to extend lease period, description	This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.
Vehicles [Member]
Leases [Line Items]
Monthly rent payment	$ 32
Building [Member]
Leases [Line Items]
Monthly rent payment	$ 26
Office space (in Square Meters) | m²	5,500
Renewal Option [Member]
Leases [Line Items]
Monthly rent payment	$ 139